EARNINGS/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Disclosure of earnings per share [text block]

24) EARNINGS/(LOSS) PER SHARE

Basic earnings/(loss) per share is calculated by dividing the profits/(losses) attributable to equity owners of the Company by the weighted average number of ordinary shares outstanding during the periods as demonstrated below:

	For the years ended December 31,
	2017	2018	2019
Result attributable to equity owners of the Company
Atento's profit/(loss) attributable to equity owners of the parent from continuing operations (in thousands of U.S. dollars)	(16,790)	18,540	(81,306)
Weigthed average number of ordinary shares	73,909,056	73,841,447	72,622,844
Basic earnings/(loss) per share from continuing operations (in U.S. dollars)	(0.23)	0.25	(1.12)

Diluted results per share are calculated by adjusting the weighted average number of ordinary shares outstanding to reflect the conversion of all dilutive ordinary shares. The weighted average number of ordinary shares outstanding used to calculate both basic and diluted earnings per share attributable to common stockholders is the same.

	For the years ended December 31,
	2017	2018	2019
Result attributable to equity owners of the Company
Atento’s profit/(loss) attributable to equity owners of the parent from continuing operations (in thousands of U.S. dollars) (1)	(16,790)	18,540	(81,306)
Potential increase in number of ordinary shares outstanding in respect of share-based plan	-	936,616	-
Adjusted weighted average number of ordinary shares	73,909,056	74,778,063	72,622,844
Diluted earnings/(loss) per share from continuing operations (in U.S. dollars)	(0.23)	0.25	(1.12)

As of December 31, 2017 and 2019, potential ordinary shares of 1,090,060 and 3,069,326, respectively, relating to the stock option plan were excluded from the calculation of diluted loss per share as the losses in the years are anti-dilutive.